Net Income (loss) per Share - Schedule of loss per share and weighted average of common stock outstanding (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Numerator [Abstract]
Net income (loss) attributable to common stockholders - basic | $	$ (26,102)
Net income (loss) attributable to common stockholders - diluted | $	$ (26,102)
Denominator [Abstract]
Weighted average common stock outstanding - basic | shares	16,675,529
Weighted average common stock outstanding - diluted | shares	16,675,529
Earnings per share, basic	$ (1.57)
Earnings per share, diluted	(1.57)
Bitcoin Depot Inc. [Member]
Denominator [Abstract]
Earnings per share, basic	(1.57)
Earnings per share, diluted	$ (1.57)